Employee Retirement and Severance Benefits (Accumulated Benefit Obligation for All Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 892,154	¥ 893,154
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 421,460	¥ 371,653